UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Jun. 30, 2026
Condensed Financial Information Disclosure [Abstract]
SUMMARY OF UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
ASSETS
Cash and cash equivalents	2,918	2,370
Short-term investments	2,667	2,208
Amounts due from Group companies	501,851	461,878
Investments in subsidiaries	471,430	455,685
Other assets	660,149	647,738
Total assets	1,639,015	1,569,879

Liabilities
Accounts and notes payable	863.00	-
Accrued expenses and other liabilities	4,608	3,727
Amounts due to Group companies	106,881	112,974
Total Liabilities	112,352	116,701
Shareholders’ equity
Class A Ordinary Shares (US$0.00001 par value; 4,800,000,000 shares authorized; 99,200,641 and 95,171,125 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	6	6
Class B Ordinary Shares (US$0.00001 par value; 150,000,000 shares authorized; 102,764,548 and 102,674,548 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	6	6
Treasury stock	(103,085)	(112,527)
Additional paid-in capital	1,403,419	1,395,929
Retained earnings	226,317	169,764
Total equity attributable to shareholders of the Company	1,526,663	1,453,178
Total liabilities and shareholders’ equity	1,639,015	1,569,879

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

UNAUDITED CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Operating expenses
General and administrative expenses	(2,184)	(2,348)
Total operating expenses	(2,184)	(2,348)
Other (expenses) income, net	(57)	1,472
Equity in gain (loss) of subsidiaries/VIEs	109,668	(33,401)
Total operating income (expenses)	107,427	(34,277)
Interest and investment income, net	13,288	7,991
Income (loss) before income tax expenses	120,715	(26,286)
Income tax expenses	(320)	-
Net income (loss) attributable to ordinary shareholders of the Company	120,395	(26,286)

UNAUDITED CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOWS

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Net cash provided by operating activities	447,348	83,059
Net cash used in by investing activities	(238,896)	(23,838)
Net cash used in financing activities	(35,629)	(31,912)
Effect of exchanges rates on cash and cash equivalents	15,425	(27,857)
Net increase (decrease) in cash and cash equivalents	188,248	(548)
Cash and cash equivalents at the beginning of the period	164,583	2,918
Cash and cash equivalents at the end of the period	352,831	2,370